Trade and other payables: amounts falling due after more than one year	12 Months Ended
Dec. 31, 2017
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Trade and other payables: amounts falling due after more than one year

19. Trade and other payables: amounts falling due after more than one year

The following are included in trade and other payables falling due after more than one year:

	2017 £m	2016 £m
Payments due to vendors (earnout agreements)	450.0	699.0
Liabilities in respect of put option agreements with vendors	219.5	246.0
Fair value of derivatives	3.3	1.8
Other creditors and accruals	320.0	327.0
	992.8	1,273.8

The Group considers that the carrying amount of trade and other payables approximates their fair value.

The following tables set out payments due to vendors, comprising contingent consideration and the directors’ best estimates of future earnout-related obligations:

	2017 £m	2016 £m
Within one year	180.7	277.5
Between one and two years	128.3	220.1
Between two and three years	144.1	170.2
Between three and four years	58.3	176.6
Between four and five years	103.1	122.4
Over five years	16.2	9.7
	630.7	976.5

	2017 £m	2016 £m
At beginning of year	976.5	581.3
Earnouts paid (note 11)	(199.1)	(92.3)
New acquisitions	163.7	359.5
Revision of estimates taken to goodwill (note 12)	(60.7)	28.4
Revaluation of payments due to vendors (note 6)	(208.6)	11.6
Exchange adjustments	(41.1)	88.0
At end of year	630.7	976.5

As of 31 December 2017, the potential undiscounted amount of future payments that could be required under the earnout agreements for acquisitions completed in the current year and for all earnout agreements range from £nil to £228 million (2016: £nil to £453 million) and £nil to £1,910 million (2016: £nil to £2,108 million), respectively. The decrease in the maximum potential undiscounted amount of future payments for all earnout agreements is due to earnout arrangements that have completed and payments made on active arrangements during the year and exchange adjustments, partially offset by earnout arrangements related to new acquisitions.